Additional information - Financial Statement Schedule I - Schedule of IFRS Loss Reconciliation for Parent Company (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
IFRS Profit (Loss) Reconciliation [Abstract]
Parent only– IFRS profit / (loss) for the year	€ (94,693)	€ (434,385)	€ 1,669
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(105,196)	(345,506)
Consolidated IFRS (loss) for the year	(95,235)	(432,972)	(3,532)
IFRS Equity Reconciliation [Abstract]
Parent only– IFRS equity	(185,793)	(100,590)	71,497	€ 86,967
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(1,643,600)	(1,544,967)
Consolidated– IFRS equity	(191,525)	(107,369)	€ 63,121
Parent Company
IFRS Profit (Loss) Reconciliation [Abstract]
Parent only– IFRS profit / (loss) for the year	9,961	(87,466)
IFRS Equity Reconciliation [Abstract]
Parent only– IFRS equity	€ 1,452,075	€ 1,437,598